Interest-bearing loans and borrowings - Disclosure of future lease payments for these leaseback agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,696,280	$ 1,712,180	$ 1,273,413
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	157,647	236,493	117,588
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	1,317,288	1,373,194	$ 524,781
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	33,878	56,545
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	22,667	22,667
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 11,212	$ 33,878